CONSOLIDATED BALANCE SHEETS - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	₺ 11,307,632	₺ 8,835,465
Restricted cash	205,052	177,059
Financial investments	2,016,090	3,121,445
Trade and loan receivables	6,239,270	6,604,349
Due from related parties	206	19,057
Inventories	8,729,268	7,855,450
Contract assets		58,550
Other current assets	1,169,667	625,814
Total current assets	29,667,185	27,297,189
Non-current assets:
Property and equipment	1,087,477	1,088,256
Intangible assets	3,872,677	4,004,059
Right of use assets	2,204,016	1,701,293
Trade and loan receivables	26,751	114,655
Deferred tax assets	47,929
Other non-current assets	40,555	16,237
Total non-current assets	7,279,405	6,924,500
Total assets	36,946,590	34,221,689
Current liabilities:
Bank borrowings	596,550	2,202,507
Lease liabilities	1,050,937	535,459
Wallet deposits	261,187	232,474
Trade payables and payables to merchants	25,879,493	19,599,492
Due to related parties		16,939
Provisions	322,167	284,111
Employee benefit obligations	1,016,638	683,420
Contract liabilities and merchant advances	2,785,921	2,496,045
Other current liabilities	1,477,389	2,203,998
Total current liabilities	33,390,282	28,254,445
Non-current liabilities:
Lease liabilities	778,337	764,000
Employee benefit obligations	262,943	201,287
Other non-current liabilities	503,432	654,391
Total non-current liabilities	1,544,712	1,619,678
Equity:
Share capital	949,542	942,373
Treasury shares	(320,970)	(320,970)
Other capital reserves		1,440,737
Share premium	19,713,114	27,370,776
Accumulated deficit	(18,330,090)	(25,085,350)
Total equity	2,011,596	4,347,566
Total equity and liabilities	₺ 36,946,590	₺ 34,221,689